Investment and Fair Value Measurement (Details) - Schedule of assets and liabilities carried at fair value measured on a recurring basis - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Marketable securities
Marketable securities, common stocks	$ 153,905	$ 236,615
Long-term investments
Long-term investments, common stocks	77,200	77,200
Total assets at fair value	231,105	313,815
Level 1 [Member]
Marketable securities
Marketable securities, common stocks	9,914	23,527
Long-term investments
Long-term investments, common stocks
Total assets at fair value	9,914	23,527
Level 2 [Member]
Marketable securities
Marketable securities, common stocks	143,991	213,088
Long-term investments
Long-term investments, common stocks
Total assets at fair value	143,991	213,088
Level 3 [Member]
Marketable securities
Marketable securities, common stocks
Long-term investments
Long-term investments, common stocks	77,200	77,200
Total assets at fair value	$ 77,200	$ 77,200